Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Allowances for doubtful accounts	$ 65.1	$ 58.9	$ 70.8
Preferred Stock, Par or Stated Value Per Share	$ 0.01	$ 0.01	$ 0.01
Preferred Stock, Shares Authorized	500,000	500,000	500,000
Preferred Stock, Shares Issued	0	0	0
Treasury Stock, Shares		7,500,000	8,300,000
Common Class A [Member]
Common Stock, Par or Stated Value Per Share	$ 0.025	$ 0.025	$ 0.025
Common Stock, Shares Authorized	80,000,000	80,000,000	80,000,000
Common Stock, Shares, Issued		40,000,000	40,000,000
Common Class B [Member]
Common Stock, Par or Stated Value Per Share	$ 0.025	$ 0.025	$ 0.025
Common Stock, Shares Authorized	80,000,000	80,000,000	80,000,000
Common Stock, Shares, Issued		15,000,000	15,000,000
Common Class C [Member]
Common Stock, Par or Stated Value Per Share	$ 0.025	$ 0.025	$ 0.025
Common Stock, Shares Authorized	20,000,000	20,000,000	20,000,000
Common Stock, Shares, Issued		500,000	500,000